UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Diversified International Equity Fund

	Shares	Value ($)
Common Stocks 88.3%
Australia 5.4%
AGL Energy Ltd.	124,745	1,525,509
Aristocrat Leisure Ltd.	16,232	56,731
Asciano Group*	50,500	76,005
Australia & New Zealand Banking Group Ltd.	4,792	91,660
BHP Billiton Ltd.	13,874	480,853
Brambles Ltd.	25,740	148,668
Coca-Cola Amatil Ltd.	8,863	85,513
Cochlear Ltd.	1,764	97,032
Commonwealth Bank of Australia	3,181	149,079
Crown Ltd.	19,411	132,704
CSL Ltd.	18,182	502,975
CSR Ltd.	39,764	63,469
Fairfax Media Ltd.	87,591	133,354
Foster's Group Ltd.	23,566	110,434
Leighton Holdings Ltd.	2,950	99,123
Macquarie Atlas Roads Group*	11,663	9,492
Macquarie Infrastructure Group (Units)	58,316	62,467
National Australia Bank Ltd.	4,442	103,096
Newcrest Mining Ltd.	2,210	60,630
Origin Energy Ltd.	13,493	190,649
Qantas Airways Ltd.	36,331	90,844
QBE Insurance Group Ltd.	2,961	59,834
Rio Tinto Ltd.	1,260	75,222
Santos Ltd.	12,702	147,688
Sonic Healthcare Ltd.	13,273	167,053
SP Ausnet	491,353	387,635
TABCORP Holdings Ltd.	24,015	149,135
Tatts Group Ltd.	45,213	91,816
Telstra Corp., Ltd.	253,872	748,843
Toll Holdings Ltd.	12,446	94,340
Transurban Group (Units)	22,648	104,561
Wesfarmers Ltd.	10,404	251,419
Westfield Group (REIT) (Units)	7,987	88,937
Westpac Banking Corp.	6,141	129,025
Woodside Petroleum Ltd.	7,355	274,410
Woolworths Ltd.	12,005	274,133
WorleyParsons Ltd.	3,338	69,342

(Cost $5,776,833)		7,383,680
Austria 1.0%
Erste Group Bank AG	7,656	289,058
Immoeast AG*	20,261	98,108
OMV AG	20,586	810,761
Raiffeisen International Bank-Holding AG	2,626	129,832
Vienna Insurance Group	2,161	103,051

(Cost $1,162,193)		1,430,810
Belgium 2.5%
Anheuser-Busch InBev NV	10,316	515,133
Belgacom SA	29,774	1,082,261
Colruyt SA	243	59,224
Compagnie Nationale a Portefeuille	1,238	61,928
Delhaize Group	1,678	131,439
Dexia SA*	9,817	60,770
Fortis*	51,299	179,429
Groupe Bruxelles Lambert SA	1,780	163,020
KBC Groep NV*	3,094	134,162
Mobistar SA	5,895	371,609
Solvay SA	3,785	374,223
Umicore	8,319	254,495

(Cost $2,726,183)		3,387,693
Bermuda 0.1%
Seadrill Ltd. (Cost $96,482)	7,900	179,020
Canada 4.8%
Agnico-Eagle Mines Ltd.	800	40,440
Bank of Montreal	1,500	72,948
Bank of Nova Scotia	2,800	117,394
Barrick Gold Corp.	4,800	166,636
BCE, Inc.	15,700	403,347
Bombardier, Inc. "B"	22,500	106,056
Cameco Corp.	2,100	56,759
Canadian Imperial Bank of Commerce	1,000	59,762
Canadian National Railway Co.	5,700	284,240
Canadian Natural Resources Ltd.	1,900	121,277
Canadian Pacific Railway Ltd.	2,800	132,190
Canadian Tire Corp., Ltd. "A"	1,800	90,029
Canadian Utilities Ltd. "A"	5,600	226,566
Cenovus Energy, Inc.	2,200	50,841
EnCana Corp.	2,200	67,281
Fortis, Inc.	15,400	398,953
George Weston Ltd.	1,500	96,657
Goldcorp, Inc.	3,200	108,457
Imperial Oil Ltd.	2,900	104,256
Kinross Gold Corp.	3,300	53,423
Loblaw Companies Ltd.	3,600	118,143
Magna International, Inc. "A"	2,534	139,397
Manulife Financial Corp.	3,500	63,961
Metro, Inc. "A"	3,100	113,273
Nexen, Inc.	2,400	52,545
Potash Corp. of Saskatchewan, Inc.	1,301	128,828
Research In Motion Ltd.*	11,500	725,653
Ritchie Bros. Auctioneers, Inc.	1,700	35,741
Rogers Communications, Inc. "B"	11,700	365,033
Royal Bank of Canada	2,800	136,903
Saputo, Inc.	4,400	117,484
Shaw Communications, Inc. "B"	7,400	137,723
Shoppers Drug Mart Corp.	6,500	258,663
SNC-Lavalin Group, Inc.	2,900	132,816
Suncor Energy, Inc.	4,632	146,249
Teck Resources Ltd. "B"*	3,100	101,502
Telus Corp.	3,000	89,951
Thomson Reuters Corp. (a)	1,660	55,411
Thomson Reuters Corp. (a)	12,300	410,786
Toronto-Dominion Bank	1,900	111,948
TransAlta Corp.	14,300	297,702
Viterra, Inc.*	13,000	115,866
Yamana Gold, Inc.	4,100	41,297

(Cost $5,611,109)		6,654,387
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $70,218)	11,195	70,630
Denmark 3.9%
A P Moller-Maersk AS "A"	15	111,702
A P Moller-Maersk AS "B"	35	271,423
Carlsberg AS "B"	10,173	754,322
Coloplast AS "B" (b)	1,951	211,424
Danske Bank AS*	20,486	490,891
DSV AS*	4,924	87,778
H. Lundbeck AS	5,121	95,556
Novo Nordisk AS "B"	40,092	2,713,575
Topdanmark AS*	618	75,260
Trygvesta AS	1,368	83,434
Vestas Wind Systems AS*	5,351	282,926
William Demant Holding AS*	2,169	169,491

(Cost $4,279,767)		5,347,782
Finland 2.6%
Fortum Oyj	34,819	887,129
Kone Oyj "B"	9,875	396,933
Metso Corp.	7,699	256,015
Nokia Oyj	29,337	404,962
Outokumpu Oyj	6,381	114,470
Pohjola Bank PLC "A"	10,029	102,823
Rautaruukki Oyj	4,639	94,608
Sampo Oyj "A"	25,320	613,710
Stora Enso Oyj "R"*	29,072	179,364
UPM-Kymmene Oyj	25,561	280,208
Wartsila Corp.	5,082	237,387

(Cost $2,886,676)		3,567,609
France 7.5%
Air Liquide SA	2,442	259,857
Alcatel-Lucent*	38,699	129,720
Alstom SA	745	49,634
Atos Origin SA*	1,476	68,394
AXA SA	5,548	114,770
BNP Paribas	2,540	180,887
Bouygues SA	1,486	73,407
Cap Gemini	3,086	136,505
Carrefour SA	14,118	690,425
Casino Guichard-Perrachon SA	1,359	111,924
Compagnie de Saint-Gobain	2,434	116,946
Credit Agricole SA	4,088	63,801
DANONE SA	12,008	687,907
Dassault Systemes SA	1,975	113,765
Electricite de France	1,237	66,667
Essilor International SA	7,796	452,661
France Telecom SA	57,459	1,321,148
GDF Suez	5,948	225,528
Iliad SA	569	62,970
L'Oreal SA	5,246	550,179
Lafarge SA	3,279	242,430
LVMH Moet Hennessy Louis Vuitton SA	1,095	119,764
Neopost SA	952	75,927
Pernod Ricard SA	4,347	350,727
Sanofi-Aventis	34,029	2,510,493
Schneider Electric SA	1,225	125,901
Societe Generale	1,590	92,377
Suez Environnement Co.	2,266	51,481
Total SA	12,981	753,980
Unibail-Rodamco SE (REIT)	516	112,102
Veolia Environnement	2,694	88,294
Vinci SA	2,195	116,942
Vivendi	4,324	111,940

(Cost $8,590,263)		10,229,453
Germany 4.6%
Allianz SE (Registered)	1,793	198,484
BASF SE	4,026	228,277
Bayer AG	4,088	278,490
Bayerische Motoren Werke (BMW) AG	3,308	141,192
Beiersdorf AG	8,475	494,876
Daimler AG (Registered)	7,576	349,125
Deutsche Boerse AG	974	64,196
Deutsche Post AG (Registered)	4,805	83,727
Deutsche Telekom AG (Registered)	102,129	1,322,124
E.ON AG	6,851	251,546
Fresenius Medical Care AG & Co. KGaA	1,148	58,290
Henkel AG & Co. KGaA	11,565	506,560
Infineon Technologies AG*	20,782	114,622
K+S AG	894	50,232
Linde AG	1,077	117,558
MAN SE	914	61,319
Merck KGaA	516	46,009
Metro AG	10,482	574,738
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	988	148,215
RWE AG	1,553	137,632
SAP AG	10,136	462,656
Siemens AG (Registered) (b)	3,723	333,607
Suedzucker AG	6,532	150,717
ThyssenKrupp AG	2,079	65,693
Volkswagen AG	362	31,650

(Cost $5,159,429)		6,271,535
Greece 0.7%
Alpha Bank A.E.*	11,610	111,938
EFG Eurobank Ergasias*	6,105	51,593
Marfin Investment Group SA*	11,119	30,404
National Bank of Greece SA*	5,025	108,891
OPAP SA	29,324	642,101
Piraeus Bank SA	5,204	43,595

(Cost $1,293,611)		988,522
Hong Kong 2.4%
Cheung Kong (Holdings) Ltd.	23,000	270,900
CLP Holdings Ltd.	48,000	324,578
Esprit Holdings Ltd.	41,500	290,993
Genting Singapore PLC* (b)	315,000	235,367
Hang Seng Bank Ltd.	5,400	75,459
Hong Kong & China Gas Co., Ltd.	83,000	180,084
Hong Kong Exchanges & Clearing Ltd.	6,100	102,832
HongKong Electric Holdings Ltd.	30,500	170,558
Hutchison Whampoa Ltd.	77,000	523,633
Li & Fung Ltd.	76,000	345,296
MTR Corp., Ltd.	63,500	205,086
Noble Group Ltd.	26,000	52,725
NWS Holdings Ltd.	27,000	44,010
Shangri-La Asia Ltd.	58,000	100,869
Sun Hung Kai Properties Ltd.	11,000	142,154
Swire Pacific Ltd. "A"	12,000	130,573
Television Broadcasts Ltd.	14,000	65,314
Yue Yuen Industrial (Holdings) Ltd.	28,500	88,952

(Cost $2,746,102)		3,349,383
Ireland 0.6%
CRH PLC	30,983	743,409
Experian PLC	9,145	86,970

(Cost $627,785)		830,379
Italy 3.2%
A2A SpA	26,463	50,145
Assicurazioni Generali SpA	4,657	109,918
Atlantia SpA	8,411	209,528
Enel SpA	76,076	410,877
Eni SpA	27,555	641,801
Fiat SpA*	22,999	286,285
Finmeccanica SpA	13,102	181,247
Intesa Sanpaolo*	33,805	128,459
Lottomatica SpA	3,306	65,251
Luxottica Group SpA	3,194	83,751
Mediaset SpA	22,753	172,293
Prysmian SpA	3,992	72,696
Saipem SpA	2,945	95,141
Snam Rete Gas SpA	23,296	109,488
Telecom Italia SpA	684,023	1,016,389
Telecom Italia SpA (RSP)	376,932	437,766
Terna - Rete Elettrica Nationale SpA	20,999	84,547
UBI Banca - Unione di Banche Italiane ScpA	5,181	71,344
UniCredit SpA*	82,236	229,000

(Cost $3,886,878)		4,455,926
Japan 16.6%
AEON Co., Ltd.	33,700	336,017
Ajinomoto Co., Inc.	19,000	179,816
Alfresa Holdings Corp.	1,300	53,545
Asahi Breweries Ltd.	11,600	227,104
Asahi Kasei Corp.	21,000	104,166
Astellas Pharma, Inc.	12,600	464,472
Canon, Inc.	10,750	420,726
Central Japan Railway Co.	11	80,786
Chubu Electric Power Co., Inc.	16,700	424,174
Chugai Pharmaceutical Co., Ltd.	5,200	92,796
Chugoku Electric Power Co., Inc.	7,700	151,233
Cosmo Oil Co., Ltd.	25,000	54,282
Daiichi Sankyo Co., Ltd.	16,200	337,648
Dainippon Sumitomo Pharma Co., Ltd.	5,700	61,003
Denso Corp.	3,300	96,806
Dowa Holdings Co., Ltd.	10,000	55,295
East Japan Railway Co.	1,798	120,706
Eisai Co., Ltd.	6,000	223,572
Electric Power Development Co., Ltd.	3,600	104,783
FamilyMart Co., Ltd.	2,800	88,546
FANUC Ltd.	1,000	95,402
FUJIFILM Holdings Corp.	4,100	131,324
Fujitsu Ltd.	16,000	97,766
Hisamitsu Pharmaceutical Co., Inc.	2,200	79,278
Hitachi Ltd.*	26,000	89,108
Hokkaido Electric Power Co., Inc.	4,900	93,559
Hokuriku Electric Power Co.	7,200	156,065
Honda Motor Co., Ltd.	9,100	308,763
HOYA Corp.	3,700	99,231
Idemitsu Kosan Co., Ltd.	800	51,197
INPEX Corp.	51	372,669
ITOCHU Corp.	11,000	85,658
Japan Petroleum Exploration Co., Ltd.	1,600	75,195
Japan Tobacco, Inc.	115	414,642
JFE Holdings, Inc.	8,600	298,536
Kansai Electric Power Co., Inc.	19,000	433,176
Kao Corp.	16,100	389,095
KDDI Corp.	123	648,652
Keyence Corp.	400	92,249
Kikkoman Corp.	7,000	81,744
Kirin Holdings Co., Ltd.	27,000	412,325
Kobe Steel Ltd.*	55,000	97,950
Komatsu Ltd.	7,200	144,092
Kyocera Corp.	1,400	129,726
Kyowa Hakko Kirin Co., Ltd.	11,000	114,644
Kyushu Electric Power Co., Inc.	10,100	218,963
Lawson, Inc.	2,600	118,000
Medipal Holdings Corp.	5,500	69,837
MEIJI Holdings Co., Ltd.*	2,400	90,364
Mitsubishi Chemical Holdings Corp.	20,000	83,445
Mitsubishi Corp.	6,700	161,076
Mitsubishi Electric Corp.*	12,000	93,453
Mitsubishi Estate Co., Ltd.	7,000	113,711
Mitsubishi Heavy Industries Ltd.	22,000	76,616
Mitsubishi Tanabe Pharma Corp.	7,000	99,355
Mitsubishi UFJ Financial Group, Inc.	61,600	316,944
Mitsui & Co., Ltd.	8,500	124,230
Mitsui Fudosan Co., Ltd.	7,000	118,300
Mitsui O.S.K Lines Ltd.	13,000	81,458
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,100	77,749
Mizuho Financial Group, Inc.	112,500	216,727
Murata Manufacturing Co., Ltd.	2,100	115,415
NEC Corp.*	21,000	54,113
Nidec Corp.	1,000	98,027
Nintendo Co., Ltd.	600	167,781
Nippon Meat Packers, Inc.	6,000	75,702
Nippon Mining Holdings, Inc.	34,500	148,303
Nippon Oil Corp.	70,000	326,326
Nippon Steel Corp.	83,000	300,279
Nippon Telegraph & Telephone Corp.	20,405	861,887
Nissan Motor Co., Ltd.*	14,500	117,253
Nisshin Seifun Group, Inc.	7,500	100,270
Nissin Foods Holdings Co., Ltd.	2,300	76,146
Nitto Denko Corp.	2,400	92,306
Nomura Holdings, Inc.	34,700	259,690
NTT DoCoMo, Inc.	609	910,260
OJI Paper Co., Ltd.	14,000	58,948
Olympus Corp.	6,000	178,762
Ono Pharmaceutical Co., Ltd.	2,900	128,846
ORIX Corp.	1,490	111,561
Osaka Gas Co., Ltd.	70,000	246,440
Panasonic Corp.	7,900	124,278
Ricoh Co., Ltd.	7,000	99,718
Santen Pharmaceutical Co., Ltd.	2,800	88,099
Sapporo Holdings Ltd.	14,000	74,585
Seven & I Holdings Co., Ltd.	24,700	540,442
Sharp Corp.	6,000	71,565
Shikoku Electric Power Co., Inc.	5,900	161,429
Shin-Etsu Chemical Co., Ltd.	5,300	276,043
Shionogi & Co., Ltd.	7,000	144,104
Shiseido Co., Ltd.	10,000	204,861
Showa Shell Sekiyu K.K.	10,100	79,377
Softbank Corp.	32,700	832,455
Sony Corp.	4,500	149,842
Sumitomo Chemical Co., Ltd.	19,000	85,162
Sumitomo Corp.	6,800	76,385
Sumitomo Metal Industries Ltd.	37,000	101,412
Sumitomo Metal Mining Co., Ltd.	6,000	82,840
Sumitomo Mitsui Financial Group, Inc.	7,300	235,885
Suzuken Co., Ltd.	2,400	80,284
Taisho Pharmaceutical Co., Ltd.	4,000	69,752
Takeda Pharmaceutical Co., Ltd.	18,900	830,871
Terumo Corp.	5,600	314,951
Tohoku Electric Power Co., Inc.	12,100	243,755
Tokio Marine Holdings, Inc.	4,200	113,125
Tokyo Electric Power Co., Inc.	31,600	852,279
Tokyo Electron Ltd.	1,600	97,006
Tokyo Gas Co., Ltd.	73,000	295,690
TonenGeneral Sekiyu K.K.	12,000	99,654
Toray Industries, Inc.	19,000	103,841
Toshiba Corp.*	26,000	142,001
Toyo Suisan Kaisha Ltd.	3,000	79,229
Toyota Motor Corp.	13,100	502,376
Tsumura & Co.	2,000	63,354
Unicharm Corp.	1,200	113,836
UNY Co., Ltd.	10,700	81,984
Yakult Honsha Co., Ltd.	3,300	96,813
Yamazaki Baking Co., Ltd.	5,000	60,570

(Cost $20,630,938)		22,827,918
Luxembourg 0.4%
ArcelorMittal	8,488	324,809
Millicom International Cellular SA (SDR)	1,537	110,153
Tenaris SA	4,228	93,322

(Cost $331,307)		528,284
Netherlands 6.6%
AEGON NV*	22,374	134,835
Akzo Nobel NV	5,393	322,058
ASML Holding NV	17,741	558,704
Fugro NV (CVA)	1,022	60,389
Heineken Holding NV	1,828	77,016
Heineken NV	6,432	316,124
ING Groep NV (CVA)*	50,852	477,972
Koninklijke (Royal) KPN NV	89,712	1,487,764
Koninklijke (Royal) Philips Electronics NV	15,308	462,737
Koninklijke Ahold NV	35,323	444,546
Koninklijke DSM NV	4,034	186,948
Randstad Holding NV*	2,331	111,351
Reed Elsevier NV	123,572	1,488,493
Royal Dutch Shell PLC "A"	8,041	221,867
Royal Dutch Shell PLC "B"	3,411	91,083
TNT NV	6,985	199,628
Unilever NV (CVA)	46,419	1,424,953
Wolters Kluwer NV	49,979	1,040,083

(Cost $7,122,984)		9,106,551
Norway 2.5%
DnB NOR ASA*	58,700	668,125
Norsk Hydro ASA*	49,000	352,937
Orkla ASA	47,000	422,960
Renewable Energy Corp. ASA* (b)	21,400	123,398
Statoil ASA	24,800	555,015
Telenor ASA*	56,900	741,581
Yara International ASA	12,000	498,142

(Cost $2,233,920)		3,362,158
Portugal 0.2%
Brisa Auto-Estradas de Portugal SA	6,527	62,026
EDP - Energias de Portugal SA	66,689	263,863

(Cost $282,527)		325,889
Singapore 1.7%
CapitaLand Ltd.	20,000	54,357
ComfortDelGro Corp., Ltd.	60,000	67,610
DBS Group Holdings Ltd.	14,000	141,133
Fraser & Neave Ltd.	27,000	79,263
Jardine Cycle & Carriage Ltd.	8,000	143,094
Keppel Corp., Ltd.	24,000	141,945
Oversea-Chinese Banking Corp., Ltd.	25,000	144,842
SembCorp Industries Ltd.	26,000	64,297
SembCorp Marine Ltd.	24,000	56,154
Singapore Airlines Ltd.	12,000	116,739
Singapore Exchange Ltd.	9,000	50,877
Singapore Press Holdings Ltd.	122,000	319,688
Singapore Technologies Engineering Ltd.	26,000	56,709
Singapore Telecommunications Ltd.	316,000	671,852
United Overseas Bank Ltd.	13,000	167,511

(Cost $1,618,838)		2,276,071
Spain 3.4%
Abertis Infraestructuras SA	7,875	159,774
Acciona SA	387	46,461
ACS, Actividades de Construccion y Servicios SA	5,608	263,317
Banco Bilbao Vizcaya Argentaria SA	10,748	163,291
Banco Santander SA	21,829	307,559
EDP Renovaveis SA*	8,728	75,021
Enagas	3,019	62,681
Ferrovial SA	17,592	183,766
Fomento de Construcciones y Contratas SA	1,952	74,651
Gamesa Corp. Tecnologica SA	4,653	67,195
Gas Natural SDG SA	2,866	56,818
Iberdrola Renovables SA	16,993	75,445
Iberdrola SA	38,523	327,457
Indra Sistemas SA	3,594	77,845
Industria de Diseno Textil SA	8,004	503,066
Red Electrica Corporacion SA	1,496	75,086
Repsol YPF SA	30,030	706,670
Telefonica SA	53,930	1,295,397
Zardoya Otis SA	4,076	75,765

(Cost $3,663,051)		4,597,265
Sweden 3.3%
AB SKF "B"	4,661	71,955
Atlas Copco AB "A"	8,310	112,442
Electrolux AB "B"*	6,852	162,470
Hennes & Mauritz AB "B"	8,880	522,944
Holmen AB "B"	3,342	80,172
Husqvarna AB "B"*	10,919	74,774
Nordea Bank AB	32,140	295,036
Sandvik AB	9,845	106,828
Skandinaviska Enskilda Banken AB "A"*	11,402	68,028
SSAB AB "A"	11,886	191,744
SSAB AB "B"	6,285	92,992
Svenska Cellulosa AB "B"	30,904	417,943
Svenska Handelsbanken AB "A"	4,265	111,745
Tele2 AB "B"	5,895	82,896
Telefonaktiebolaget LM Ericsson "B"	193,198	1,874,005
TeliaSonera AB	36,201	242,687
Volvo AB "B"	9,438	79,315

(Cost $3,701,353)		4,587,976
Switzerland 7.0%
ABB Ltd. (Registered)*	13,940	252,121
Actelion Ltd. (Registered)*	1,372	72,693
Adecco SA (Registered)	1,178	63,670
Aryzta AG	1,449	57,393
Compagnie Financiere Richemont SA "A"	12,315	412,798
Credit Suisse Group AG (Registered)	3,684	159,685
Geberit AG (Registered)*	473	83,265
Givaudan SA (Registered)	143	116,474
Holcim Ltd. (Registered)	4,489	309,077
Lonza Group AG (Registered)	638	45,010
Nestle SA (Registered)	49,206	2,328,406
Nobel Biocare Holding AG (Registered)	1,849	54,240
Novartis AG (Registered)	23,804	1,274,946
Roche Holding AG (Genusschein)	8,420	1,414,107
SGS SA (Registered)	46	59,219
Sonova Holding AG (Registered)	623	77,077
STMicroelectronics NV	15,190	123,298
Swatch Group AG (Bearer)	725	188,994
Swatch Group AG (Registered)	1,152	57,712
Swiss Reinsurance Co., Ltd. (Registered)	1,017	44,342
Swisscom AG (Registered)	4,279	1,556,435
Syngenta AG (Registered)	1,460	373,200
Synthes, Inc.	732	93,357
UBS AG (Registered)*	9,994	129,829
Xstrata PLC*	7,134	116,663
Zurich Financial Services AG	437	92,600

(Cost $6,946,925)		9,556,611
United Kingdom 7.2%
Anglo American PLC*	5,707	207,074
AstraZeneca PLC	23,356	1,085,874
Autonomy Corp. PLC*	17,813	442,858
BAE Systems PLC	30,972	174,322
Barclays PLC	14,664	62,800
BG Group PLC	5,025	92,023
BHP Billiton PLC	7,494	220,109
BP PLC	29,463	275,740
British American Tobacco PLC	4,235	139,633
British Sky Broadcasting Group PLC	9,667	81,825
BT Group PLC	94,099	206,516
Cable & Wireless PLC	33,681	75,838
Cadbury PLC	4,898	64,890
Capita Group PLC	7,861	90,392
Centrica PLC	44,219	189,828
Compass Group PLC	16,735	113,799
Diageo PLC	7,810	131,479
GlaxoSmithKline PLC	82,116	1,598,618
HSBC Holdings PLC	24,845	266,282
Imperial Tobacco Group PLC	2,799	90,415
International Power PLC	18,462	94,144
Kingfisher PLC	20,918	70,801
Marks & Spencer Group PLC	12,065	67,081
National Grid PLC	20,716	208,539
Next PLC	1,899	59,515
Pearson PLC	8,058	114,464
Reckitt Benckiser Group PLC	996	51,770
Reed Elsevier PLC	11,153	88,888
Rio Tinto PLC	4,601	220,771
Rolls-Royce Group PLC*	21,606	165,334
SABMiller PLC	2,992	81,458
Scottish & Southern Energy PLC	8,471	157,840
Severn Trent PLC	4,015	72,047
Shire PLC	9,247	183,236
Smith & Nephew PLC	14,366	144,529
Smiths Group PLC	5,574	88,808
Standard Chartered PLC	3,869	88,449
Tesco PLC	22,190	150,093
The Sage Group PLC	140,660	530,947
Unilever PLC	2,855	87,074
United Utilities Group PLC	10,809	92,534
Vodafone Group PLC	558,602	1,200,045
William Morrison Supermarkets PLC	11,099	51,046
Wolseley PLC*	2,160	47,633
WPP PLC	13,455	124,172

(Cost $7,774,434)		9,851,533

Total Common Stocks (Cost $99,219,806)		121,167,065
Preferred Stocks 0.7%
Germany
Fresenius SE	721	49,131
Henkel AG & Co. KGaA	15,730	799,972
Volkswagen AG	722	58,331

Total Preferred Stocks (Cost $551,466)		907,434

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.5%
US Treasury Obligation
US Treasury Bill, 0.19% **, 3/18/2010 (c) (Cost $672,840)	673,000	672,969

	Shares	Value ($)

Exchange-Traded Funds 8.4%
iShares MSCI Emerging Markets Index (b)	150,000	5,739,000
Vanguard Emerging Markets	153,350	5,870,238

Total Exchange-Traded Funds (Cost $10,355,996)		11,609,238
Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $6,567,715)	6,567,715	6,567,715
Cash Equivalents 3.3%
Central Cash Management Fund, 0.17% (d) (Cost $4,532,835)	4,532,835	4,532,835

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $121,900,658) †	106.0	145,457,256
Other Assets and Liabilities, Net	(6.0)	(8,214,451)

Net Assets	100.0	137,242,805

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $122,895,260.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $22,561,996.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,783,297 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,221,301.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $6,230,779 which is 4.5% of net assets.
(c)	At January 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At January 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

ASX SPI 200 Index	AUD	3/18/2010	6	603,243	(16,736)
DJ Euro Stoxx 50 Index	EUR	3/19/2010	83	3,191,152	(197,919)
FTSE 100 Index	GBP	3/19/2010	6	493,793	(15,525)
Nikkei 225 Index	USD	3/11/2010	20	1,023,500	(8,633)
S&P TSE 60 Index	CAD	3/18/2010	3	362,946	(21,715)
Total unrealized depreciation					(260,528)

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	USD	United States Dollar
EUR	Euro

At January 31, 2010 the DWS Diversified International Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Telecommunication Services	18,145,859	14.9%
Consumer Staples	17,258,115	14.1%
Health Care	16,891,040	13.8%
Financials	11,615,535	9.5%
Consumer Discretionary	11,591,105	9.5%
Utilities	11,054,229	9.1%
Industrials	10,746,005	8.8%
Materials	10,033,448	8.2%
Information Technology	7,674,052	6.3%
Energy	7,065,111	5.8%
Total	122,074,499	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$—	$7,383,680	$—	$7,383,680
Austria	—	1,430,810	—	1,430,810
Belgium	—	3,387,693	—	3,387,693
Bermuda	—	179,020	—	179,020
Canada	6,654,387	—	—	6,654,387
Cyprus	—	70,630	—	70,630
Denmark	—	5,347,782	—	5,347,782
Finland	—	3,567,609	—	3,567,609
France	—	10,229,453	—	10,229,453
Germany	—	7,178,969	—	7,178,969
Greece	—	988,522	—	988,522
Hong Kong	—	3,349,383	—	3,349,383
Ireland	—	830,379	—	830,379
Italy	—	4,455,926	—	4,455,926
Japan	—	22,827,918	—	22,827,918
Luxembourg	—	528,284	—	528,284
Netherlands	—	9,106,551	—	9,106,551
Norway	—	3,362,158	—	3,362,158
Portugal	—	325,889	—	325,889
Singapore	—	2,276,071	—	2,276,071
Spain	—	4,597,265	—	4,597,265
Sweden	—	4,587,976	—	4,587,976
Switzerland	—	9,556,611	—	9,556,611
United Kingdom	—	9,851,533	—	9,851,533
Exchange-Traded Funds	11,609,238	—	—	11,609,238
Short-Term Investments(f)	11,100,550	672,969	—	11,773,519
Total	$29,364,175	$116,093,081	$—	$145,457,256

Liabilities
Derivatives(g)	$(260,528)	$—	$—	$(260,528)
Total	$(260,528)	$—	$—	$(260,528)
(f) See Investment Portfolio for additional detailed categorizations.
(g) Derivatives include unrealized appreciation (depreciation) on open futures contracts	.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$260,528)

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Diversified International Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010